LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2022
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

13.LONG-TERM BORROWINGS

In November 2022, the Group entered into a two-year facility of RMB700,000, with an annual interest rate of China’s one-year loan prime rate (“LPR”) minus 100 bps. The usage of credit facility is restricted to the purchasing of property and equipment for the production facility under construction in Jiading, Shanghai. The Group’s land-use rights, ongoing and completed constructions of the new manufacturing facility are pledged as collaterals for this credit facility. The facility will expire on December 4, 2024.

In December 2022, the Group withdrew RMB18,472 and the annual interest rate for the year ended December 31, 2022 was 2.65%. The interest is payable at the end of each quarter and recorded as accrued expenses and other current liabilities in the combined and consolidated balance sheets. The principal maturities of the long-term borrowings as of December 31, 2022 are as follows:

For the year ended December 31,	RMB
2025	5,542
2026	5,542
2027	7,388
Total	18,472

The Group has RMB681,528 unused bank facility in connection to borrowings for the purpose of purchasing property and equipment as of December 31, 2022.